Warrants (Details) - Schedule of Liability-Classified Warrants - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	$ 3,882	$ 11,127
Carlyle warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	3,086	9,515
Replacements Warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	5	1,310
Public warrents [Member]
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	437	167
Private placements warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	318	122
Working capital warrents [Member]
Schedule of Liability-Classified Warrants [Line Items]
Total liability classified warrants	$ 36	$ 13